Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,153,593	$ 818,166	$ 546,527
Working capital	1,000,000	799,000
Long-term investments-equity investments held	407,230	98,190	$ 246,026
Increased/decreased in other comprehensive income on assumption	$ 41,000	$ 10,000
Capitalization Ratio Description	capitalization ratio of <= 0.60:1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	0.00%
Change in interest rate, percentage	1.00%	1.00%
Weighted average effective interest rate earned percentage	4.10%	5.00%
Impact of percentage changes in the rate of interest on interest income value	$ 9,000	$ 5,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	407,230	98,190
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 410,000	$ 99,000